Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
Comprehensive Loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the changes in each component of accumulated other comprehensive loss, net of tax:

In millions	Foreign Currency Items (1)	Available-for-sale Securities	Hedging Activities	Pension and Other Post-Employment Plans	Accumulated Other Comprehensive Loss
Balance, December 31, 2012	$32.3	$(7.6)	$(4.3)	$(60.2)	$(39.8)
Other comprehensive (loss) income before reclassifications	(52.3)	9.5	(8.9)	30.5	(21.2)
Amounts reclassified from accumulated other comprehensive (loss) income	—	(1.9)	0.8	2.1	1.0
Net other comprehensive (loss) income	(52.3)	7.6	(8.1)	32.6	(20.2)
Balance, December 31, 2013	$(20.0)	$—	$(12.4)	$(27.6)	$(60.0)
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(1)	Excludes foreign currency adjustments as it relates to noncontrolling interests. Refer to the consolidated statements of comprehensive loss.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, and the affected line in the consolidated statement of operations for reclassifications:

For the Year Ended December 31, 2013
In millions	Net of Tax Amount
Foreign currency translation adjustments	$(52.3)
Unrealized gain on available-for-sale securities	9.5
Reclassifications for sale on available-for-sale securities (2)	(1.9)
Unrealized loss on hedging instruments	(8.9)
Loss on settlements of hedging instruments (1)	0.8
Actuarial gain	30.5
Reclassifications for amortization of prior service credits and net actuarial loss(3)	2.1
Other comprehensive loss	$(20.2)
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(1)	These other comprehensive loss components are included in interest expense.